Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical)	Sep. 08, 2025	Sep. 08, 2025
Statement of Stockholders' Equity [Abstract]
Reverse stock split	1-for-10 reverse stock split	1-for-10 reverse stock split